                                        [AMERICAN EXPRESS LOGO]

                                                   FINANCIAL
                                                   DIRECT




AMERICAN EXPRESS
MONEY MARKET ACCOUNTS
----------------------------------









                                                        Strategist
                                                      Money Market
                                                              Fund



                                                Semi-Annual Report
                                                 November 30, 1996
                                                       (Unaudited)













                                                 offered by
                                                 THE RESERVE FUNDS



[AMERICAN EXPRESS LOGO]

           FINANCIAL
           DIRECT


GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc.

RF/STR 01/97

                         STRATEGIST MONEY MARKET FUND
            STATEMENT OF NET ASSETS--NOVEMBER 30, 1996--(UNAUDITED)

                                                                               %          DAYS TO       VALUE
                                                                              RATE       MATURITY     (NOTE 1)
                                                                          ------------   ---------   -----------
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT -- 8.28%
  Banque National De Paris(a)..........................................       5.38          90       $ 1,000,897
  National Westminster(a)..............................................       5.56          49         1,012,045
                                                                                                     -----------
  Total Negotiable Bank Certificates of Deposit........................                                2,012,942
                                                                                                     -----------
REPURCHASE AGREEMENTS -- 91.42%
  FMAR due 4/1/31, FNMS 8% due 9/1/26 and FNRA due 10/25/23 (Repo with
    Bear, Stearns & Co. Inc, dated November 25, 1996 resale amount
    $7,006,687)........................................................       5.35           3         7,006,687
  FNMS 6.50%-8% due from 4/1/25 to 12/1/25 (Repo With DLJ Inc., dated
    November 25, 1996 resale amount $6,006,207)........................       5.32           3         6,006,207
  FNAR due 9/1/34 (Repo with Goldman Sachs dated November 29, 1996
    resale amount $9,204,362)..........................................       5.69           3         9,204,362
                                                                                                     -----------
  Total Repurchase Agreements..........................................                               22,217,256
                                                                                                     -----------
Total Strategist Fund Investments -- (99.70%) (Cost $24,200,169).......                               24,230,198
Other assets, less liabilities -- (.30%)...............................                                   72,405
                                                                                                     -----------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share based on 24,302,603 shares of beneficial
  interest $.001 par value outstanding.................................                              $24,302,603
                                                                                                     ===========

---------------
(a) Eurodollar Certificates of Deposit -- London Branch, United Kingdom

                       SEE NOTES TO FINANCIAL STATEMENTS.

       STRATEGIST MONEY MARKET FUND--STATEMENT OF OPERATIONS--(UNAUDITED)

                                                                                                SIX MONTHS
                                                                                                   ENDED
                                                                                             NOVEMBER 30, 1996
                                                                                             -----------------
INTEREST INCOME (Note 1)..................................................................       $ 251,035
                                                                                                  --------
EXPENSES (Note 2)
  Comprehensive fee.......................................................................          37,630
  Distribution assistance (Note 3)........................................................           9,408
                                                                                                  --------
    Total Expenses........................................................................          47,038
  Less: voluntary waiver..................................................................         (46,999)
                                                                                                  --------
  Net Expenses............................................................................              39
                                                                                                  --------
NET INVESTMENT INCOME.....................................................................       $ 250,996
                                                                                                  ========

 STRATEGIST MONEY MARKET FUND--STATEMENT OF CHANGES IN NET ASSETS--(UNAUDITED)

                                                                                                   MAY 1, 1996
                                                                                                  (COMMENCEMENT
                                                                               SIX MONTHS         OF OPERATIONS)
                                                                                  ENDED                 TO
                                                                            NOVEMBER 30, 1996      MAY 31, 1996
                                                                            -----------------    ----------------
INCREASE IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
    Net investment income paid to shareholders as dividends (Note 1).....      $  (250,996)         $   (4,642)
                                                                               -----------          ----------
  FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1 per share):
    Net proceeds from the sale of shares.................................       38,181,974           1,005,037
    Net asset value of shares issued on reinvestment of dividends........          250,996               4,642
                                                                               -----------          ----------

      Subtotal...........................................................       38,432,970           1,009,679

      Cost of shares redeemed............................................      (15,140,012)                (34)
                                                                               -----------          ----------
    Net increase from capital share transactions.........................       23,292,958           1,009,645
NET ASSETS:
    Beginning of period..................................................        1,009,645                   0
                                                                               -----------          ----------
    End of period........................................................      $24,302,603          $1,009,645
                                                                               ===========          ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          STRATEGIST MONEY MARKET FUND
                   NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES:
  ------------------------------

   The Strategist Money Market Fund, a series of The Reserve Fund, (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

   A. The Fund's authorized shares of beneficial interest are unlimited and divided into four series, Primary, U.S. Government, U.S. Treasury and Strategist Funds. These financial statements and notes apply only to the Strategist Fund.

   B. Securities are stated at value which represents amortized cost plus interest accrued to date. Under Securities and Exchange Commission Rule 2a-7, the Fund uses amortized cost to value the portfolio, by which investments are valued at cost and the difference between the cost of each instrument and its value at maturity is accrued into income on a straight line basis over the days to maturity irrespective of intervening changes in interest rates or market value of investments. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments (1) following, and for variable rate instruments the longer of (1) or (2) following: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

   C. It is the Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

   D. Investments are recorded as of the date of their purchase and sale. Interest income is determined on the basis of interest accrued, premium amortized and discount accreted.

   E. Net investment income on investments is distributed to shareholders daily and automatically reinvested in additional Fund shares.

2. MANAGEMENT FEE, SHAREHOLDER SERVICING COST AND TRANSACTIONS WITH AFFILIATES:
  ---------------------------------------------------------------------------

   Under the Management Agreement, Reserve Management Company, Inc. ("RMCI"), manages the Fund's investments, effects purchases and sales thereof. RMCI receives a comprehensive fee from the Fund at an annual rate of .80% of the average daily net assets. At November 30, 1996, RMCI waived all but $39 of its comprehensive fee.

3. DISTRIBUTION ASSISTANCE:
  -----------------------

   Pursuant to a Plan of Distribution under Rule 12b-1, subject to the Fund's expense limitations, the Fund will make payments of up to .20% per annum of the average net asset value of shareholder accounts as to which the payee has rendered assistance in distributing shares of the portfolios. The Plan requires RMCI to pay an equivalent amount from its own resources.

4. MANAGEMENT'S USE OF ESTIMATES:
  --------------------------------

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

5. COMPONENTS OF NET ASSETS:
  ---------------------------

   At 11/30/96, the Strategist Money Market Fund's net assets consisted of $24,303 par value and $24,278,300 paid-in-capital.

                            ------------------------

                            FEDERAL TAX INFORMATION

   The dividends distributed by Strategist Money Market Fund are treated for Federal tax purposes as ordinary income.

                          STRATEGIST MONEY MARKET FUND
            NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)--(CONTINUED)

SUPPLEMENTARY INFORMATION (UNAUDITED) (FOR ONE SHARE OUTSTANDING DURING EACH PERIOD):

                                                                                                       MAY 1, 1996
                                                                                   SIX MONTHS        (COMMENCEMENT OF
                                                                                      ENDED           OPERATIONS) TO
STRATEGIST MONEY MARKET FUND                                                    NOVEMBER 30, 1996      MAY 31, 1996
----------------------------                                                    -----------------    ----------------
Net asset value, beginning of period.........................................        $1.0000             $ 1.0000
                                                                                     -------              -------
Income from investment operations............................................          .0269                .0479
Expenses.....................................................................          .0000                .0017
                                                                                     -------              -------
Net investment income(1).....................................................          .0269                .0462
Dividends from net investment income(1)......................................         (.0269)              (.0462)
                                                                                     -------              -------
Net asset value, end of period...............................................        $1.0000             $ 1.0000
                                                                                     =======              =======
Total Return.................................................................           5.39%(2)             5.13%(2)

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets in thousands, end of period.......................................         24,303                1,010
Ratio of expenses to average net assets(3)...................................            .00%(2)              .18%(2)
Ratio of net investment income to average net assets.........................           5.43%(2)             5.12%(2)

---------------
(1) Based on compounding of daily dividends. Not indicative of future results.
(2) Annualized.
(3) During this period the manager waived a portion of fees and expenses. If there were no reduction in expenses, the actual expenses would have been .80%.

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